RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE J – RELATED PARTY TRANSACTIONS

The Company has an account payable balance owed to Richardson & Associates in the amount of $245,672 as of June 30, 2023, and $238,484 as of December 31, 2022. The Company incurred expense of $17,188 and $48,561 with Richardson & Associates during the six months ended June 30, 2023 and 2022, respectively. Mark Richardson is the owner of Richardson & Associates and he was appointed as a director of Wytec International, Inc. in September 2019.

In 2021, ERI loaned the Company a total of $250,000 and made a line of credit in the amount of $250,000 available to the Company until December 31, 2022. In June 2022, ERI loaned the Company an additional $50,000 pursuant an unsecured promissory note. In October 2022, we entered into the ERI Agreement with ERI, pursuant to which ERI exchanged the two above referenced promissory notes ($300,000 principal and $20,242 accrued but unpaid interest) for a convertible promissory note in the principal amount of $320,242. The line of credit also expired with no amounts drawn upon it.

In January 2022, the Company issued 40,000 warrants to purchase up to 40,000 shares of Wytec’s common stock on a cash or cashless basis to ERI in consideration for making the $250,000 line of credit available to Wytec.

In February 2020, Christopher Stuart, a director of the Company, purchased 12.5 units, each unit consisting of $50,000 7% promissory notes and five thousand common stock purchase warrants pursuant to a prior private placement made by the Company. The accrued interest on the 7% promissory note was credited to ERI and converted into units every six months at the conversion rate of $5.00 per unit, each unit consisting of one share of common stock and one common stock purchase warrant, pursuant to the Company’s prior private placement of units or a total of 13,125 units through August 31, 2021. In December 2021, ERI exercised 8,750 of these common stock purchase warrants at an exercise price of $5.00 per share or a total $43,750 for 8,750 shares of the Company’s common stock.

In February 2022, Christopher Stuart purchased the Unit offered by the Company in its private placement pursuant to Rule 506(b) of Regulation D promulgated under Section 4(a)(2) of the Securities Act of 1933, as amended, commenced by the Company in February 2022. In April 2022, Mr. Stuart loaned the Company $100,000 pursuant to an unsecured promissory note and, in September 2022, Mr. Stuart loaned the Company an additional $100,000 pursuant to an unsecured promissory note. In October 2022, we entered into the Stuart Agreement with Mr. Stuart pursuant to which Mr. Stuart exchanged the three above referenced promissory notes ($375,000 principal and $10,658 accrued but unpaid interest) for a convertible promissory note in the principal amount of $385,658. See NOTE E - DEBT for a description of the Stuart Agreement.

In November 2022, Mr. Stuart loaned the Company $50,000 pursuant to an unsecured promissory note. The note bears simple interest at a rate of 7% per annum and matures on June 30, 2023. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times. The Company has exercised one extension extending the maturity date of the note to December 31, 2023.

In December 2022, Mr. Stuart loaned the Company $100,000 pursuant to an unsecured promissory note. The note bears simple interest at a rate of 7% per annum and matures on June 30, 2023. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times. The Company has exercised one extension extending the maturity date of the note to December 31, 2023.

In October 2021, the president of the Company loaned $10,000 to the Company pursuant to an unsecured promissory note. The note bears simple interest at a rate of 5% per annum and was amended October 20, 2022 to extend the maturity date to October 21, 2023.

In September 2022, the president of the Company loaned the Company $25,000 pursuant to an unsecured promissory note initially due on March 30, 2023. The note bears simple interest at a rate of 7% per annum. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times. The Company has exercised both extensions extending the maturity date of the note to March 30, 2024.

In October 2022, the president of the Company entered into an agreement, as amended in November 2022, to exchange 1,000 shares of the Company’s Series C Preferred Stock owned by him for 3,000,000 shares of the Company’s common stock. The exchange will close on the earlier of the effective date of the initial public offering of the Company’s common stock on the NASDAQ Capital Markets or October 6, 2025.

In January 2023, the president of the Company loaned $25,000 to the Company pursuant to an unsecured promissory note. The note bears simple interest at a rate of 7% per annum and expires on March 31, 2024. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times.